Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cash flows from operating activities:
Net loss	$ (347,091)	$ 6,610,516	$ (6,121,224)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,074,671	1,206,706	1,427,067
Bad debt expense	8,116	10,750	425,055
Share-based compensation expense	411,997	335,519	142,242
Gain on debt extinguishment─PPP Loan principal	0	(4,981,400)	0
Loss on sale of property and equipment	22,247	30,463	10,538
(Increase) decrease in:
Trade accounts receivable	(2,595,869)	(825,416)	2,361,208
Other receivables	2,167,014	(2,181,311)	46,582
Income taxes refundable	0	25,003	25,004
Inventories	(3,134,958)	795,959	995,860
Prepaid expenses and other assets	9,125	(76,834)	(167,803)
Other assets	392,597	70,081	(8,180)
Increase (decrease) in:
Accounts payable and accrued expenses	1,068,549	1,357,106	(3,040,820)
Accrued compensation and payroll taxes	218,780	90,464	(300,031)
Income taxes payable	4,977	(865)	(1,396)
Other noncurrent liabilities	(887,699)	(350,153)	652,761
Net cash provided by (used in) operating activities	(1,587,544)	2,116,588	(3,553,137)
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(279,810)	(166,227)	(120,001)
Investment in intangible assets	(22,789)	(26,640)	(48,457)
Procceds from sale of property and equipment	10,134	0	0
Net cash used in investing activities	(292,465)	(192,867)	(168,458)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(111,141)	0	0
Principal payments on long-term debt	(324,849)	(312,115)	(743,057)
Payments for financing costs	(100,000)	(91,667)	(251,899)
Principal payments on financing lease	(34,069)	(5,777)	0
Net cash provided by (used in) financing activities	1,963,696	(1,932,311)	3,325,104
Net increase (decrease) in cash	83,687	(8,590)	(396,491)
Cash at beginning of year	132,249	140,839	537,330
Cash at end of year	215,936	132,249	140,839
Supplemental disclosure of cash flow information:
Cash payments for interest	640,592	492,547	523,292
Income taxes paid, net of refunds	17,384	(10,656)	(9,703)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	31,560	33,842	10,482
Pinnacle Financial Partners [Member] | Virginia Real Estate Loan and North Carolina Real Estate Loan [Member]
Cash flows from financing activities:
Proceeds from note payable to bank, SBA PPP Loan	0	0	350,000
Payments on note payable to bank, revolver	0	0	(6,000,000)
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Cash flows from financing activities:
Proceeds from note payable to bank, SBA PPP Loan	71,733,254	58,867,884	19,540,233
Payments on note payable to bank, revolver	(69,199,499)	(60,390,636)	(14,551,573)
Paycheck Protection Program CARES Act [Member]
Cash flows from financing activities:
Proceeds from note payable to bank, SBA PPP Loan	$ 0	$ 0	$ 4,981,400